CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of Parent company statements of balance sheet
	2023	2022
ASSETS
Current assets
Prepaid expenses and other current assets	$14,428	-

Non-current assets
Investment in subsidiaries	66,771,236	62,510,888
Total assets	$66,785,664	$62,510,888

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Due to a related party	209,415	9,415
Accrued expenses and other current liabilities	39,314	17,172
Total liabilities	$248,729	$26,587

COMMITMENT AND CONTINGENCIES

SHAREHOLDERS' EQUITY
Ordinary shares, $0.015 par value, 7.5 million shares authorized, 3,351,336 and 2,151,336 shares issued and outstanding at December 31, 2023 and 2022, respectively*	5,028	3,228
Additional paid-in capital*	72,142,580	63,219,380
Accumulated deficits	(5,610,673)	(738,307)
Total shareholders’ equity	66,536,935	62,484,301
	,	,
Total liabilities and shareholders’ equity	$66,785,664	$62,510,888

Schedule of condensed financial information of parent company
	For the years ended December 31,
	2023	2022	2021
Operating expenses:
General and administrative expenses	$(1,595,546)	$(3,471,403)	$(3,016,735)
Loss from operations	$(1,595,546)	$(3,471,403)	$(3,016,735)
Equity in (loss) earnings of subsidiaries	(3,276,820)	1,474,867	1,998,855
Net loss and comprehensive loss attributable to the Company	$(4,872,366)	$(1,996,536)	$(1,017,880)

Schedule of Parent company statements of cashflows
	For the Years ended December 31,
	2023	2022	2021
Cash flows from operating activities
Net loss	$(4,872,366)	$(1,996,536)	$(1,017,880)
Share-based compensation	-	2,832,500	-
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Equity in (loss) earnings of subsidiaries	(3,276,820)	1,474,867	(2,168,995)
Prepaid expenses and other current assets	(14,428)	23,713	(55,639)
Accrued expenses and other current liabilities	22,143	17,171	-
Net cash (used in) provided by operating activities	(8,141,471)	2,351,715	(3,242,514)

Cash flows from financing activities
Investment in subsidiaries	(983,529)	(14,341,664)	(2,162,937)
Proceeds from advance from a related party	200,000	-	-
Net proceeds from issuance of ordinary shares	8,925,000	11,989,949	5,405,451
Net cash provided by (used in) financing activities	8,141,471	(2,351,715)	3,242,514
Change in cash	-	-	-
Cash, beginning of year	-	-	-
Cash, end of year	-	-	-